Fair Value Measurement - Measured on a Nonrecurring Basis (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value	$ 32,580	$ 74,870
Cash and cash equivalents | Level I [member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value	32,580	74,870
Cash and cash equivalents | Level II [member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value	0	0
Cash and cash equivalents | Level III [member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value	0	0
2025 Notes [member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value	(526,710)	(542,380)
2025 Notes [member] | Level I [member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value	(526,710)	(542,380)
2025 Notes [member] | Level II [member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value	0	0
2025 Notes [member] | Level III [member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value	0	0
Notes payable, including current portion
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value	(12,463)	(17,842)
Notes payable, including current portion | Level I [member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value	0	0
Notes payable, including current portion | Level II [member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value	(12,463)	(17,842)
Notes payable, including current portion | Level III [member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value	0	0
Other long-term indebtness, including current portion
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value	(45,814)	(42,163)
Other long-term indebtness, including current portion | Level I [member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value	0	0
Other long-term indebtness, including current portion | Level II [member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value	(45,814)	(42,163)
Other long-term indebtness, including current portion | Level III [member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value	$ 0	0
Net investment in the lease [member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value		300
Net investment in the lease [member] | Level I [member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value		300
Net investment in the lease [member] | Level II [member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value		0
Net investment in the lease [member] | Level III [member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value		0
Intercompany receivable loan from parent (related party) [member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value		69,833
Intercompany receivable loan from parent (related party) [member] | Level I [member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value		0
Intercompany receivable loan from parent (related party) [member] | Level II [member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value		69,833
Intercompany receivable loan from parent (related party) [member] | Level III [member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value		$ 0